Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 72,906
Net carrying amount	146,088	$ 72,906
Cash Generating Units
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	72,906	77,608
Business acquisition (note 3)	73,989
Foreign currency translation adjustments	(807)	(4,702)
Net carrying amount	146,088	72,906
Cash Generating Units | Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	26,950	26,950
Foreign currency translation adjustments		0
Net carrying amount		26,950
Cash Generating Units | Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	34,644
Business acquisition (note 3)	42,491
Foreign currency translation adjustments	0
Net carrying amount	77,135	34,644
Cash Generating Units | ADT
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	7,694	7,694
Foreign currency translation adjustments		0
Net carrying amount		7,694
Cash Generating Units | France
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	137	150
Business acquisition (note 3)	0
Foreign currency translation adjustments	(9)	(13)
Net carrying amount	128	137
Cash Generating Units | US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	8,915	10,012
Business acquisition (note 3)	0
Foreign currency translation adjustments	(63)	(1,097)
Net carrying amount	8,852	8,915
Cash Generating Units | US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	29,210	32,802
Business acquisition (note 3)	0
Foreign currency translation adjustments	(205)	(3,592)
Net carrying amount	29,005	29,210
Cash Generating Units | Not Allocated
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0
Business acquisition (note 3)	31,498
Foreign currency translation adjustments	(530)
Net carrying amount	$ 30,968	$ 0